BUSINESS SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
BUSINESS SEGMENT INFORMATION	BUSINESS SEGMENT INFORMATION
Business Segment Products and Services

The Company’s reportable segments are based principally around the customers the Company serves. The Company has identified the following reportable segments: Auto, CBB, Commercial Banking, CIB, and Wealth Management.
•The Auto segment includes the Company's consumer and commercial auto loans and leases and the Company's commercial loans to dealers and dealer floorplan financing products. This includes the Company's specialized consumer finance subsidiary focused on vehicle finance and third-party servicing. The specialized consumer finance subsidiary's primary business is the indirect origination of RICs, principally through manufacturer-franchised dealers in connection with their sale of new and used vehicles to retail consumers. The Company offers a full spectrum of auto financing products and services to captive financing companies. These products and services include consumer RICs and leases, as well as dealer loans for inventory, construction, real estate, working capital and revolving lines of credit. The Company also originates vehicle loans through a web-based direct lending program, purchases vehicle RICs from other lenders, and services automobile, recreational and marine vehicle portfolios for other lenders.
•The CBB segment includes the products and services provided to consumer and small business banking customers, including consumer deposit, small business banking, unsecured lending, and investment services. This segment offers a wide range of products and services to consumers and business banking customers, including demand and interest-bearing demand deposit accounts, money market and savings accounts, CDs, and retirement savings products. It also offers lending products such as credit cards and small business loans such as business lines of credit. In addition, the Company makes investment services available to its retail customers, including products such as annuities, mutual funds, managed accounts, and insurance products through a networking agreement with a consolidated affiliate.
•The Commercial Banking segment provides banking products and financial services to commercial customers, including middle-market and large corporate customers, CRE investors and developers, government and non-profit entities, and other institutional clients. The segment's products and services include commercial loans, CRE loans, lines of credit, letters of credit, asset-based lending, specialty and sponsor finance, receivables and other supply chain financing, commercial vehicle and equipment finance, commercial deposit products, treasury and cash management services, and other commercial banking products and services. The segment also provides financing for multifamily and other commercial real estate properties and includes community development finance activities, including the origination of CRA-eligible loans and investments.
•The CIB segment serves the needs of global corporate and institutional customers by leveraging the international footprint of Santander to provide financing and banking services to corporations with over $500 million in annual revenues. CIB's offerings and strategy are based on Santander's local and global capabilities in wholesale banking. CIB also includes the Company's institutional broker-dealer that provides services in investment banking, sales, trading, and equity research reports.
•The Wealth Management segment includes the Company's international private banking, financial operations services, and portfolio management. This includes the full range of banking and asset management services to foreign individuals and corporations based primarily in Latin America and the Company's investment in the U.K. Limited Partnership.

The Company also offers customer-related derivatives across segments to hedge interest rate risk. In the Commercial Banking, and CIB business segments and the dealer commercial lending division of the Auto business segment, the Company offers derivatives relating to foreign exchange and lending arrangements. See Note 14 to these Consolidated Financial Statements for additional details.

The Other category includes certain immaterial subsidiaries, the unallocated interest expense on the Company's borrowings and other debt obligations and certain unallocated corporate income and indirect expenses.
NOTE 23. BUSINESS SEGMENT INFORMATION (continued)

The Chief Operating Decision Maker is the Company's CEO. The Company's segment results are derived from the Company’s business unit profitability reporting system by specifically attributing managed balance sheet assets, deposits and other liabilities and their related interest income or expense to each of the segments. Funds transfer pricing methodologies are utilized to allocate a cost for funds used or a credit for funds provided to business line deposits, loans and selected other assets using a matched funding concept. The methodology includes a liquidity premium adjustment, which considers an appropriate market participant spread for commercial loans and deposits based on the mix of borrowings available to the Company with comparable maturity periods.

Other income and expenses are managed directly by each reportable segment, including fees, service charges, salaries and benefits, and other direct expenses, as well as certain allocated corporate expenses. These are accounted for within each segment’s financial results. Accounting policies for the lines of business are the same as those used in preparation of these Consolidated Financial Statements with respect to activities specifically attributable to each business line. However, the preparation of business line results requires management to establish methodologies to allocate funding costs and benefits, expenses, and other financial elements to each line of business. Where practical, the results are adjusted to present consistent methodologies for the segments.

The application and development of management reporting methodologies are dynamic processes and are subject to periodic enhancements. The implementation of these enhancements to the internal management reporting methodology may materially affect the results disclosed for each segment with no impact on consolidated results. Whenever significant changes to management reporting methodologies take place, prior period information is reclassified wherever practical.

Results of Segments

The following tables outline the discreet financial information regularly provided to the CODM.

Year ended	SHUSA Reportable Segments
	Consumer Activities
December 31, 2025	Auto	CBB	Commercial Banking	CIB	Wealth Management	Other (1)	Total
	(in thousands)
Interest income	$6,478,196	$2,947,064	$2,320,271	$2,878,619	$338,107	$(2,525,599)	$12,436,658
Interest expense	2,692,440	1,471,187	$1,494,969	2,610,650	158,148	(1,943,601)	6,483,793
Fees and other income	135,868	273,642	$146,739	722,658	561,939	9,145	1,849,991
Lease income	1,631,032	—	$—	—	—	—	1,631,032
Credit loss expense / (benefit)	1,717,774	(18,726)	$(34,327)	(6,494)	—	(2,303)	1,655,924
Lease expense	1,312,125	—	$—	668	—	(1)	1,312,792
General, administrative and other expenses	1,191,839	1,558,654	$345,223	860,681	285,494	381,750	4,623,641
Income/(loss) before income taxes	1,330,918	209,591	$661,145	135,772	456,404	(952,299)	1,841,531
Total assets	55,593,609	8,267,146	$26,379,026	31,645,895	9,009,914	33,676,531	164,572,121
(1) Other includes the results of the immaterial entities, earnings from non-strategic assets, the investment portfolio, interest expense on the Company's borrowings and other debt obligations, amortization of intangible assets and certain unallocated corporate income and indirect expenses.
NOTE 23. BUSINESS SEGMENT INFORMATION (continued)

Year ended	SHUSA Reportable Segments
	Consumer Activities
December 31, 2024	Auto	CBB	Commercial Banking	CIB	Wealth Management	Other (1)	Total
	(in thousands)
Interest income	$6,413,954	$2,936,379	$2,523,314	$3,886,217	$369,368	$(2,663,096)	$13,466,136
Interest expense	2,764,998	1,466,385	$1,667,362	3,767,155	156,951	(1,934,273)	7,888,578
Fees and other income	71,853	139,054	$142,247	661,712	324,807	86,397	1,426,070
Lease income	2,178,597	—	$—	—	—	—	2,178,597
Credit loss expense / (benefit)	1,955,368	18,447	$3,583	(37,540)	—	(2,739)	1,937,119
Lease expense	1,707,582	—	$—	611	—	—	1,708,193
General, administrative and other expenses	1,344,385	1,422,392	$331,858	833,936	279,905	353,799	4,566,275
Income/(loss) before income taxes	892,071	168,209	$662,758	(16,233)	257,319	(993,486)	970,638
Total assets	60,421,685	9,505,643	$27,005,626	25,351,991	7,570,085	35,393,720	165,248,750
(1) Refer to corresponding notes above.

Year ended	SHUSA Reportable Segments
	Consumer Activities
December 31, 2023	Auto	CBB	Commercial Banking	CIB	Wealth Management	Other (1)	Total
	(in thousands)
Interest income	$5,877,997	$2,686,685	$2,282,347	$3,656,939	$359,661	$(2,508,539)	$12,355,090
Interest expense	2,221,373	1,075,055	$1,511,054	3,455,437	94,013	(1,877,190)	6,479,742
Fees and other income	17,540	259,680	$80,320	365,336	256,272	22,711	1,001,859
Lease income	2,462,916	—	$70	4	—	—	2,462,990
Credit loss expense / (benefit)	1,798,268	301,884	$152,884	(20,666)	205	(6,137)	2,226,438
Lease expense	1,922,213	—	$—	3,066	—	—	1,925,279
General, administrative and other expenses	1,350,735	1,462,285	$395,999	626,271	279,427	287,007	4,401,724
Income/(loss) before income taxes	1,065,864	107,141	$302,800	(41,829)	242,288	(889,508)	786,756
Total assets	61,712,224	12,085,496	$28,745,745	26,416,104	7,576,807	28,436,198	164,972,574
(1) Refer to corresponding notes above.